MORGAN STANLEY LIMITED DURATION U.S. GOVERNMENT TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

October 1, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Limited Duration U.S. Government Trust

File Nos. 33-41187; 811-6330

Ladies and Gentlemen:

On behalf of Morgan Stanley Limited Duration U.S. Government Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2014, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on September 26, 2014, accession number 0001104659-14-068543.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures
cc: Joseph C. Benedetti